UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-23921

Beacon Pointe Multi-Alternative Fund
(Exact name of registrant as specified in charter)

24 Corporate Plaza Drive, Suite 150, Newport Beach CA	92660
(Address of principal executive offices)	(Zip code)

DLA Piper, LLP 1201 West Peachtree Street, Suite 2900 Atlanta, GA 30309
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(949) 718-1600

Date of fiscal year end:	3/31

Date of reporting period:	3/31/2025

Item 1. Reports to Stockholders.

Beacon Pointe Multi-Alternative Fund

BPMAX

March 31, 2025

Annual Report

Advised by:

Beacon Pointe Advisors, LLC

24 Corporate Plaza Drive, Suite 150

Newport Beach CA, 92660

www.beaconpointe.com

April 16, 2025

Dear Shareholders:

We are pleased to provide you with a brief update on the Beacon Pointe Multi-Alternative Fund (the “Fund”) covering the period from our launch on July 5, 2024, through March 31, 2025.

The Fund is a continuously offered closed-end management investment company that operates as an interval fund. The interval fund structure provides investors with daily NAV, 1099 tax reporting, and quarterly liquidity, subject to limitations. The Fund offers investors the opportunity to access less liquid alternative investments with illiquidity premiums and low correlations to public markets.

The Fund’s investment objective is to achieve long-term capital appreciation by pursuing positive absolute returns across market cycles. The Fund pursues its investment objective by strategically investing in a portfolio of underlying funds that invest in a variety of asset classes, including Private Equity, Private Credit, Private Real Estate, Hedge Funds, Hedged Equities and Real Assets. As of March 31, 2025, the Fund had $539 million in net assets, reflecting sustained investor interest in alternative strategies amid continued market volatility.

The Fund posted a +5.77% return since launch on July 5, 2024, through March 31, 2025. During the same period, the Bloomberg U.S. Aggregate Bond Index returned +4.07%, the U.S. Treasury 3-month T-bills returned +3.53% and the S&P 500 returned 1.79%. The Fund declared its first quarterly distribution of $0.2031 per Class I share (NASDAQ: BPMAX) on December 12, 2024, and a second quarterly distribution of $0.05 on March 3, 2025, representing a 2.46% distribution rate since inception.

As of March 31, 2025, 36.4% of the Fund’s net assets were invested in Private Equity holdings, with 32.4% in Private Credit holdings, 10.8% in Private Real Estate holdings, 6.7% in Hedge Funds and Hedged Equities holdings, 2.8% in Real Asset holdings and 10.3% in Liquidity Pool holdings.

Between launch on July 5, 2024, and March 31, 2025, BPMAX navigated a complex policy and market environment. The Federal Reserve cut interest rates four times but they remain somewhat restrictive, which impacted interest-sensitive sectors such as real estate and private credit. Persistent inflation influenced consumer behavior and corporate earnings, affecting private equity and real asset investments. An uncertain policy and economic environment caused bouts of volatility in stock and bond markets. Despite these challenges, BPMAX achieved a net return of 5.77% since its inception on July 5, 2024, through March 31, 2025. This performance reflects the fund’s diversified investment strategy and its ability to adapt to varying market conditions.

We believe that alternative investments are playing a pivotal role in helping investors navigate continued economic uncertainty and market volatility. With traditional equities facing headwinds from a reset of U.S. trade policies, geopolitical tensions, and uneven global growth, alternatives can help diversify portfolios and preserve capital.

We remain committed to our disciplined investment process, prioritizing risk management while actively seeking attractive opportunities within the alternative investment landscape.

We are confident that our diversified portfolio and experienced team will continue to deliver strong performance for our investors in the coming quarters.

Thank you for your continued trust and investment.

Sincerely,

Michael Dow, CFA, CPA, CAIA

President of the Beacon Pointe Multi-Alternative Fund

Beacon Pointe Multi-Alternative Fund
PORTFOLIO REVIEW (Unaudited)
March 31, 2025

Average Annual Total Return through March 31, 2025 as compared to its benchmarks:

Inception***** through
March 31, 2025
Beacon Pointe Multi-Alternative Fund - Class I	5.77%
Bloomberg U.S Aggregate Bond Index**	4.07%
Bloomberg 3 Month T-Bill (USD)***	3.53%
S&P 500 Total Return Index****	1.79%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods less than 1 year are not annualized. The Adviser and the Fund have entered into an expense limitation and reimbursement agreement (the “Expense Limitation Agreement”) under which the Adviser has agreed contractually to waive its fees and to pay or absorb the ordinary operating expenses of the Fund (including all organizational and offering expenses, but excluding interest, brokerage commissions, acquired fund fees and expenses and extraordinary expenses), to the extent that they exceed 1.80% per annum of the Fund’s average daily net assets attributable to Class I shares (the “Expense Limitation”). The Fund’s total annual operating expenses, before fee waiver and/or reimbursements, are estimated to be 3.54% per the prospectus dated July 3, 2024. After fee waivers and/or reimbursements, the Fund’s net operating expenses are estimated to be 3.29%. For performance information current to the most recent quarter-end, please call toll-free 833-822-4060.

**	The Bloomberg U.S. Aggregate Bond Index is a market capitalization-weighted index, meaning the securities in the Index are weighted according to the market size of each bond type. Most U.S. traded investment grade bonds are represented. Municipal bonds and Treasury Inflation-Protected Securities are excluded, due to tax treatment issues. The Index includes Treasury securities, Government agency bonds, mortgage-backed bonds, corporate bonds, and a small amount of foreign bonds traded in the U.S. You cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges.

***	The 3-Month Treasury bill is a short-term U.S. government security with a constant maturity period of 3 months. The Federal Reserve calculates yields for “constant maturities” by interpolating points along a treasury curve comprised of actively traded issues of term (e.g., 1 month) maturities.

****	The S&P 500 Index is a large-cap, market-weighted, U.S. equities index that tracks the price (excluding dividends) of the 500 leading companies that reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general. The Fund’s portfolio holdings may differ significantly from the securities held in the Index, and unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses. Investors may not invest directly in an index.

*****	Inception date is July 5, 2024.

Comparison of the Change in Value of a $10,000 Investment

Portfolio Composition as of March 31, 2025:

Compositions	Percentage of Net Assets
Private Equity	36.4%
Private Credit	32.4%
Private Real Estate	10.8%
Hedged Equities and Hedge Funds	6.7%
Real Assets	2.8%
Liquidity Pool	10.3%
Other Assets in Excess of Liabilities	0.6%
100.0%

Please refer to the Schedule of Investments in this Annual Report for a detailed analysis of the Fund’s holdings.

BEACON POINTE MULTI-ALTERNATIVE FUND
SCHEDULE OF INVESTMENTS
March 31, 2025

Shares		Fair Value
	PORTFOLIO INTSTRUMENTS – 99.4%
	PRIVATE EQUITY – 36.4%
—	AMG Pantheon Fund, LLC, Class 3(a),(b),(c),(d),(e)	$48,579,958
5,770,117	Cascade Private Capital, Class I	100,226,936
—	Partners Group Private Equity (a),(b),(c),(d),(e)	14,910,134
—	Pathway Select Fund LP, Series A (a),(b),(c),(d),(e)	25,845,876
—	Pathway Select Fund LP, Series 2025 (a),(b),(c),(d),(e)	7,692,809
		197,255,713
	PRIVATE CREDIT – 32.4%
5,164,164	AMG Pantheon Credit Solutions Fund, Class S	56,237,749
—	Ares Capital Management LLC(b),(c),(d),(e)	6,812,950
5,144,892	Cliffwater Corporate Lending Fund, Class I	55,822,074
3,572,375	Cliffwater Enhanced Lending Fund, Class I	39,581,913
619,519	Variant Alternative Income Fund, Institutional Class	16,565,931
		175,020,617
	PRIVATE REAL ESTATE - 10.8%
1,402,695	Apollo Diversified Real Estate Fund, Class I	35,656,501
1,954,082	Clarion Partners Real Estate Income Fund, Class I	22,628,273
		58,284,774
	HEDGED EQUITIES AND HEDGE FUNDS- 6.7%
765,484	BlackRock Systematic Multi-Strategy Fund, Institutional Class	7,953,376
989,970	JPMorgan Equity Premium Income Fund, Class I	13,988,279
303,662	JPMorgan Hedged Equity 2 Fund, Class I	5,511,468
335,806	JPMorgan Hedged Equity 3 Fund, Class I	6,242,638
82,454	JPMorgan Hedged Equity Fund, Class I	2,595,643
		36,291,404
	REAL ASSETS - 2.8%
—	Apollo Infrastructure Co.(b),(c),(d),(e)	14,968,711

	LIQUIDITY POOL – 10.3%
1,586,936	Aristotle Floating Rate Income Fund, Class I	14,853,719
1,464,392	BlackRock Floating Rate Income Portfolio, Institutional Class	13,970,297
14,687,338	First American Treasury Obligations Fund, Class X	12,963,102
1,482,158	T Rowe Price Institutional Floating Rate Fund, Class I	13,902,646
		55,689,764

	TOTAL PORTFOLIO INSTRUMENTS (Cost $533,816,451)	537,510,983

See accompanying notes to financial statements.

BEACON POINTE MULTI-ALTERNATIVE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2025

TOTAL INVESTMENTS – 99.4% (Cost $533,816,451)	$537,510,983
OTHER ASSETS IN EXCESS OF LIABILITES - 0.6%	3,013,950
NET ASSETS - 100.0%	$540,524,933

(a)	Non-income producing security.

(b)	Illiquid investments. The total fair value of these investments as of March 31, 2025, was $118,810,438, representing 22.0% of net assets.

(c)	Restricted investment.

(d)	Investment is valued using net asset value (or its equivalent) as a practical expedient. Total value of all such investments as March 31, 2025, amounted to $118,810,438, which represents approximately 22.0% of the net assets of the Fund.

(e)	Investment does not issue shares.

See accompanying notes to financial statements.

Beacon Pointe Multi-Alternative Fund
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2025

ASSETS
Investment securities:
At Cost	$533,816,451
At Fair Value	$537,510,983
Receivable for Fund shares sold	2,736,483
Dividends receivable	945,840
Prepaid offering costs	29,825
Prepaid expenses	124,338
TOTAL ASSETS	541,347,469

LIABILITIES
Payable to investment advisory fee	420,899
Payable for shareholder servicing fees	291,690
Payable to Administrator	47,948
Other accrued expenses	61,999
TOTAL LIABILITIES	822,536

COMMITMENTS AND CONTINGENCIES (See Note 2)

NET ASSETS	$540,524,933

Net Assets Consist Of:
Paid-in capital	$538,746,628
Accumulated earnings	1,778,305
NET ASSETS	$540,524,933

Class I
Net Assets	$540,524,933
Shares outstanding (unlimited number of shares authorized, no par value)	52,383,234
Net asset value, offering and redemption price per share	$10.32

See accompanying notes to financial statements.

Beacon Pointe Multi-Alternative Fund
STATEMENT OF OPERATIONS
For the Period Ended March 31, 2025*

INVESTMENT INCOME
Dividend Income	$8,587,820
TOTAL INVESTMENT INCOME	8,587,820

EXPENSES
Investment adviser fees	1,795,358
Third party administrative servicing fees	472,462
Administration fees	98,168
Legal fees	78,882
Trustees fees	71,798
Offering costs	70,675
Organization expenses	64,500
Transfer agent fees	44,161
Audit and tax preparation fees	35,000
Printing and postage expenses	34,530
Registration fees	30,875
Compliance service fees	30,270
Custodian fees	12,842
Insurance expenses	387
Miscellaneous expenses	7,741
TOTAL EXPENSES	2,847,649

NET INVESTMENT INCOME	5,740,171

NET REALIZED AND CHANGE IN UNREALIZED GAIN ON INVESTMENTS
Net realized gain (loss) on:
Investment securities	(32,123)
Realized gain distributions by underlying investment companies	1,375,133
Net change in unrealized appreciation on:
Investment securities transactions	3,694,532
NET REALIZED AND CHANGE IN UNREALIZED GAIN ON INVESTMENTS	5,037,542

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$10,777,713

*	The Beacon Pointe Multi-Alternative Fund commenced operations on July 5, 2024.

See accompanying notes which are an integral part of these financial statements.

Beacon Pointe Multi-Alternative Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Period Ended
	March 31, 2025*
INCREASE IN NET ASSETS DUE TO:
OPERATIONS
Net investment income	$5,740,171
Net realized loss on investment securities transactions	(32,123)
Distributions of long term capital gains from underlying investment companies	1,375,133
Net change in unrealized appreciation of investment securities	3,694,532
Net increase in net assets resulting from operations	10,777,713

DISTRIBUTIONS TO SHAREHOLDERS
Class I	(9,037,179)
Net decrease in net assets resulting from distributions	(9,037,179)

CAPITAL TRANSACTIONS CLASS I
Proceeds from shares sold	546,252,025	(a)
Reinvestment of distributions	2,753,388
Amount paid for shares redeemed	(10,221,014	) (b)
Total - Class I	538,784,399

TOTAL INCREASE IN NET ASSETS	540,524,933

NET ASSETS
Beginning of period	—
End of period	$540,524,933

SHARE TRANSACTIONS CLASS I
Shares sold	53,102,040
Shares issued in reinvestment of distributions	268,732
Shares redeemed	(987,538	) (b)
Total - Class I	52,383,234

*	The Beacon Pointe Multi-Alternative Fund commenced operations on July 5, 2024.

(a)	Beginning capital of $100,000 was contributed by fund management of Beacon Pointe Advisors, LLC, investment advisor to the Fund, in exchange for 10,000 shares of the Class I in connection with the seeding of the Fund.

(b)	987,538 shares and $10,221,014 from Class I were redeemed pursuant to the repurchase policy at the year ended March 31, 2025.

See accompanying notes which are an integral part of these financial statements.

Beacon Pointe Multi-Alternative Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Period Presented

	Class I
	For the
	Period Ended
	March 31, 2025(a)
Net asset value, beginning of period	10.00
Investment operations:
Net investment income (b)	0.23
Net realized and unrealised gain on investments	0.34
Total from investment operations	0.57
Less distributions to shareholders from:
Net investment income	(0.25)
Net realized gains	(0.00	) (h)
Total distributions	(0.25)
Net asset value, end of period	$10.32
Total return (c)	5.77	% (d)
Net assets, at end of period (000s)	$540,525
Ratio of expenses to average net assets(f)	1.49	% (e)
Ratio of net investment income (loss)to average net assets(g)	3.01	% (e)
Portfolio Turnover Rate	16	% (d)

(a)	The Beacon Pointe Multi-Alternative Fund commenced operations on July 5, 2024.

(b)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(d)	Not annualized.

(e)	Annualized.

(f)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund invests.

(g)	The recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(h)	Amount represents less than $0.01 per share.

See accompanying notes which are an integral part of these financial statements.

Beacon Pointe Multi-Alternative Fund
Notes to Financial Statements
March 31, 2025

1.	ORGANIZATION

Beacon Pointe Multi-Alternative Fund (the “Fund”) is a continuously offered, non-diversified, closed-end management investment company that is operated as an interval fund. The Fund was organized as a Delaware statutory trust on November 6, 2023, and commenced operations on July 3, 2024. The Fund is an interval fund that will provide limited liquidity by offering to make quarterly repurchases of shares at net asset value (“NAV”), which will be calculated on a daily basis. The Fund engages in a continuous offering of shares of beneficial interest of Class I shares at the prevailing NAV, which is not subject to an upfront sales charge, distribution fee or contingent deferred sales charges. Class I shares are subject to a monthly shareholder servicing fee at an annual rate of up to 0.25% of the average daily net assets of the Fund. The Fund’s investment objective is to seek to achieve long-term capital appreciation by pursuing positive absolute returns across market cycles. The Fund pursues its investment objective by strategically investing in a portfolio of U.S. registered open-end funds, such as mutual funds and ETFs, and registered closed-end funds, such as interval funds and tender offer funds (“Underlying Funds”).

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 946 “Financial Services – Investment Companies”.

Operating Segments – The Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio manager and Chief Executive Officer of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights

Beacon Pointe Multi-Alternative Fund
Notes to Financial Statements (Continued)
March 31, 2025

Securities Valuation – The Board of Trustees (the “Board”) has adopted Securities Valuation Procedures governing the valuation of securities and other investment assets of the Fund (collectively, “Portfolio Instruments”). The Board may designate an investment adviser, as the valuation designee (the “Adviser” or “Valuation Designee”) pursuant to Rule 2a-5(b) under the Investment Company Act of 1940, as amended (the “1940 Act”) to perform the fair value determination relating to any and all Portfolio Instruments, subject to the conditions and oversight requirements described in these procedures. This designation will be subject to Board oversight and certain reporting and other requirements designed to facilitate the Board’s ability to effectively oversee the Fund’s fair value determinations.

Portfolio Instruments with respect to which market quotations are readily available shall be valued at current market value, and other securities and assets shall be valued at fair value as determined in good faith by the Board, pursuant to Section 2(a)(41) of the 1940 Act and Rules 2a-4 and 2a-5 under the 1940 Act. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. (The term “unadjusted” refers to adjustments in market prices made by the fund or valuation designee, not adjustments made by the exchange on which the security is listed.) The Portfolio Instruments for which market quotations are readily available are to be valued at current market value based on such market quotations as of the Determination Date.

As provided in the prospectus, the NAV of shares of the Fund is determined following the close of regular trading on the New York Stock Exchange (“NYSE” or “Exchange”), generally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. These procedures, including the designation of certain responsibilities by the Board of Trustees (the “Board”) of the Trust and the requirements for determining fair value in good faith, are adopted to ensure that each Fund calculates its NAV in a timely and accurate manner.

Valuation of Portfolio Instruments – Readily marketable portfolio securities listed on a public exchange are valued at their current market values determined on the basis of market quotations obtained from independent pricing services approved by the Board. Such quotes typically utilize official closing prices, generally the last sale price, reported to the applicable securities exchange if readily available. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected by the exchange representing the principal market for such securities. Securities trading on NASDAQ are valued at NASDAQ official closing price.

If market or dealer quotations are not readily available or deemed unreliable, the Adviser will determine in good faith, the fair value of such securities. For securities that are fair valued in the ordinary course of Fund operations, the Board has designated the performance of fair value determinations to the Adviser as valuation designee, subject to the Board’s oversight. The Adviser has established a Valuation Committee to help oversee the implementation of procedures for fair value determinations. In determining the fair value of a security for which there are no readily available market or dealer quotations, the Adviser and the Valuation Committee, will take into account all reasonably available information that may be relevant to a particular security including, but not limited

Beacon Pointe Multi-Alternative Fund
Notes to Financial Statements (Continued)
March 31, 2025

to: pricing history, current market level, supply and demand of the respective security; the enterprise value of the portfolio company; the portfolio company’s ability to make payments and its earnings and discounted cash flow, comparison to the values and current pricing of publicly traded securities that have comparable characteristics; comparison to publicly traded securities including factors such as yield, maturity, and credit quality; knowledge of historical market information with respect to the security; fundamental analytical data, such as periodic financial statements, and other factors or information relevant to the security, issuer, or market. Fair valuation involves subjective judgments, and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.

Valuation of Underlying Funds – The underlying investments of some of the Underlying Funds are not publicly traded, and the Underlying Funds may consider information provided by the institutional asset manager of each respective portfolio instrument to determine the estimated value of the Underlying Fund’s investment therein. The valuation provided by an institutional asset manager as of a specific date may vary from the actual sale price that may be obtained if such investment were sold to a third party. To determine the estimated value of the Underlying Fund’s investment in portfolio instruments, the Underlying Fund considers, among other things, information provided by the Underlying Funds, including quarterly unaudited financial statements, which if inaccurate, could adversely affect the Underlying Fund’s ability to value accurately the Underlying Fund’s shares. Underlying Funds that invest primarily in publicly traded securities are more easily valued.

Assets and liabilities initially expressed in foreign currencies will be converted into U.S. Dollars using foreign exchange rates provided by a recognized pricing service.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurement. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the

Beacon Pointe Multi-Alternative Fund
Notes to Financial Statements (Continued)
March 31, 2025

degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2025, for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Hedged Equities and Hedge Funds	$36,291,404	$—	$—	$36,291,404
Liquidity Pool	55,689,764	—	—	55,689,764
Private Credit	168,207,667	—	—	168,207,667
Private Equity	100,226,936	—	—	100,226,936
Private Real Estate	58,284,774	—	—	58,284,774
Total	$418,700,545	$—	$—	$418,700,545
Investments valued as practical expedient				118,810,438
Total Investments				$537,510,983

The Fund did not hold any Level 2 or 3 securities during the period.

In determining fair values as of March 31, 2025, the Adviser has, as a practical expedient, estimated fair value of each Underlying Fund using the NAV (or its equivalent) provided by the investment manager of each Underlying Fund as of that date. Each investment for which fair value is measured using the Underlying Fund’s NAV as a practical expedient is not required to be categorized within the fair value hierarchy. Accordingly, Underlying funds with a fair value of $118,810,438 for the Fund, have not been categorized.

Investments Valued at NAV – GAAP permits a reporting entity to measure the fair value of an investment fund that does not have a readily determinable fair value based on the NAV per share, or its equivalent, of the investment fund as a practical expedient, without further adjustment, unless it is probable that the investment would be sold at a value significantly different than the NAV. If the practical expedient NAV is not as of the reporting entity’s measurement date, then the NAV should be adjusted to reflect any significant events that may change the valuation. In using the NAV as a practical expedient, certain attributes of the investment that may impact its fair value are not considered in measuring fair value. Attributes of those investments include the investment strategies of the investment and may also include, but are not limited to, restrictions on the investor’s ability to redeem its investments at the measurement date and any unfunded commitments. The Fund is permitted to invest in alternative investments that do not have a readily determinable fair value and, as such, has elected to use the NAV as calculated on the reporting entity’s measurement date as the fair value of the investment.

Beacon Pointe Multi-Alternative Fund
Notes to Financial Statements (Continued)
March 31, 2025

Adjustments to the NAV provided by the Portfolio Fund Manager would be considered if the practical expedient NAV was not as of the Fund’s measurement date; if it was probable that the alternative investment would be sold at a value materially different than the reported expedient NAV; or if it was determined by the Fund’s Valuation Procedures that the private investment is not being reported at fair value.

Unfunded Commitments – As of March 31, 2025, the Fund had total unfunded commitments of $28,720,269 to Portfolio Funds. All commitments to current Direct Investments have been fully funded. The Fund expects to fulfill unfunded commitments through the use of current liquidity, future distributions from Portfolio Funds and Direct Investments and future shareholder subscriptions.

The Fund’s investments in Private Investment Fund, along with their corresponding unfunded commitments and other attributes, as of March 31, 2025, are briefly summarized in the table below.

Investment Name	Asset Class	Strategy	Fair Value	Unfunded Commitments	Remaining Life	Redemption Frequency	Notice Period (Days)	Redemption Restriction Terms
Pathway Select Fund Series A, LP	Private Equity	Private equity secondaries and co-investments, diversified across buyout, growth, and venture.	$25,845,876	$3,376,665	7 Years	None	N/A	N/A
Pathway Select Fund 2025, LP	Private Equity	Private equity secondaries and co-investments, diversified across buyout, growth, and venture.	$7,692,809	$17,269,805	8 Years	None	N/A	N/A
AMG Pantheon Fund	Private Equity	Private equity buyout secondaries and co-investments.	$48,579,958	$0	N/A	Quarterly	N/A	5% of fund NAV
Partners Group Private Equity Master Fund	Private Equity	Private equity direct buyouts as well as buyout secondaries and co-investments.	$14,910,134	$0	N/A	Quarterly	N/A	5% of fund NAV
Ares Capital Management LLC	Private Credit	1st-lien senior secured direct loans to private equity- sponsored businesses.	$6,812,950	$8,073,799	N/A	None	N/A	N/A
Apollo Infrastructure Company	Infrastructure	Debt and equity investments as well as structured solutions across a diversified pool of private infrastructure assets.	$14,968,711	$0	N/A	Quarterly	N/A	5% of fund NAV

Security Transactions and Related Income – Security transactions are accounted for on a trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, declared in October, November or December as of a record date in such a month, if any, will be deemed to have been received by shareholders on December 31, if paid during January of the following year. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Organization and Offering Costs — Organization costs of the Trust were paid by the Adviser under the investment advisory agreement as discussed in Note 4, while offering costs consisting of the

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Notes to Financial Statements (Continued)
March 31, 2025

initial prospectus and registration of the Fund will be paid by the Fund and amortized over the first 12 months of operations.

Fund Expenses – The Fund bears all expenses incurred in the course of its operations, including, but not limited to, the following: all fees and expenses of Underlying Funds in which the Fund invests (“acquired fund fees”), management fees, fees and expenses associated with any credit facility, legal fees, administrator fees, audit and tax preparation fees, custodial fees, transfer agency fees, registration expenses, expenses of the Board and other administrative expenses. Certain of these operating expenses are subject to an expense limitation agreement (the “Expense Limitation Agreement” as further discussed in Note 4). Expenses are recorded on an accrual basis. Closing costs associated with the purchase of Underlying Funds are included in the cost of the investment.

Federal Income Taxes – The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s September 30, 2024 year-end tax return. Generally, tax authorities can examine tax returns filed for the last three tax years. The Fund identifies its major tax jurisdiction as U.S. Federal, state, local and foreign jurisdictions where applicable. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Consolidated Statement of Operations. During the tax year ended September 30, 2024, the Fund did not incur any interest or penalties.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS AND ASSOCIATED RISKS

For the period ended March 31, 2025 cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $566,465,195 and $44,869,970 respectively.

Minimal Capitalization Risk – The Fund is not obligated to raise any specific amount of capital prior to commencing operations. There is a risk that the amount of capital actually raised by the Fund through the offering of its shares may be insufficient to achieve profitability or allow the Fund to realize its investment objective. An inability to raise additional capital may adversely affect the Fund’s financial condition, liquidity and results of operations, as well as its compliance with regulatory requirements.

No Operating History – The Fund is a closed-end investment company with no history of operations. The Fund may not be able to achieve its investment objective, including as a result of inopportune market or economic conditions.

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Notes to Financial Statements (Continued)
March 31, 2025

Allocation Risk – The ability of the Fund to achieve its investment objective depends, in part, on the ability of the Adviser to allocate effectively the Fund’s assets among the various Underlying Funds in which the Fund invests. There can be no assurance that the actual allocations will be effective in achieving the Fund’s investment objective or delivering positive returns.

Issuer and Non-Diversification Risk – Specific securities can perform differently from the market as a whole for reasons related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s properties and services. The Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company because as a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers.

Liquidity Risk – There currently is no secondary market for the Fund’s shares and the Adviser does not expect that a secondary market will develop. Limited liquidity is provided to shareholders only through the Fund’s quarterly repurchase offers for no less than 5% of the Fund’s shares outstanding at NAV. There is no guarantee that shareholders will be able to sell all of the shares they desire in a quarterly repurchase offer. The Fund’s investments also are subject to liquidity risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

Management Risk – The judgment of the Adviser regarding the attractiveness, value and potential appreciation of a Underlying Fund and securities in which the Fund invests may prove to be incorrect and may not produce the desired results.

General Market Conditions Risk – An investment in shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of your shares at any point in time may be worth less than the value of your original investment, even after taking into account any reinvestment of distributions. The Fund may also use leverage, which would magnify the Fund’s investment, market and certain other risks.

All investments involve risks, including the risk that the entire amount invested may be lost. No guarantee or representation is made that the Fund’s investment objectives will be achieved. The Fund may utilize investment techniques, such as leverage, which can in certain circumstances increase the adverse impact to which the Fund’s investment portfolio may be subject.

Various sectors of the global financial markets have been experiencing an extended period of adverse conditions. Market uncertainty has increased dramatically, particularly in the United States and Europe, and adverse market conditions have expanded to other markets. These conditions have resulted in disruption of markets, periods of reduced liquidity, greater volatility, general volatility of spreads, an acute contraction in the availability of credit and a lack of price transparency. These volatile and often difficult global market conditions have episodically adversely affected the market values of real estate,

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Notes to Financial Statements (Continued)
March 31, 2025

and other securities and this volatility may continue and conditions could even deteriorate further. Some of the largest banks and companies across many sectors of the economy in the United States and Europe have declared bankruptcy, entered into insolvency, administration or similar proceedings, been nationalized by government authorities, and/or agreed to merge with or be acquired by other banks or companies that had been considered their peers. The long-term impact of these events is uncertain, but could continue to have a material effect on general economic conditions, consumer and business confidence and market liquidity.

Major public health issues, such as COVID-19, have at times, and may in the future impact the Fund. The COVID-19 pandemic caused substantial market volatility and global business disruption and impacted the global economy in significant and unforeseen ways. Any public health emergency, including the COVID-19 pandemic or any outbreak of other existing or new epidemic diseases or the threat thereof, and the resulting financial and economic market uncertainty, could have a material adverse impact on the Fund or its investments. Moreover, changes in interest rates, travel advisories, quarantines and restrictions, disrupted supply chains and industries, impact on labor markets, reduced liquidity or a slowdown in U.S. or global economic conditions resulting from a future public health crisis may also adversely affect the Fund or its investments. COVID-19, or any other health crisis and the current or any resulting financial, economic and capital markets environment, and future developments in these and other areas present uncertainty and risk with respect to the Fund’s NAV, performance, financial condition, results of operations, ability to pay distributions, and portfolio liquidity, among other factors.

Failure of Financial Institutions and Sustained Financial Market Illiquidity – The failure of certain financial institutions, namely banks, may increase the possibility of a sustained deterioration of financial market liquidity, or illiquidity at clearing, cash management and/or custodial financial institutions. The failure of a bank (or banks) with which the Fund and/or the Fund’s underlying investments have a commercial relationship could adversely affect, among other things, the Fund and/or the Fund’s underlying investments’ ability to pursue key strategic initiatives, including by affecting the Fund’s ability to borrow from financial institutions on favorable terms.

Correlation Risk – The Fund seeks to produce returns that are less correlated to the broader financial markets over time. Although the prices of equity securities and fixed income securities, as well as other asset classes, often rise and fall at different times so that a fall in the price of one may be offset by a rise in the price of the other, in down markets the prices of these securities and asset classes can also fall in tandem. Because the Fund allocates its investments among different asset classes, the Fund is subject to correlation risk.

Repurchase Policy Risks – Quarterly repurchases by the Fund of its shares typically will be funded from available cash or sales of portfolio securities. The sale of securities to fund repurchases could reduce the market price of those securities, which in turn would reduce the Fund’s NAV. If shareholders tender for repurchase more than the Repurchase Offer Amount for a given repurchase offer, the Fund will repurchase the shares on a pro rata basis, so shareholders may not be able to tender as many shares as they would like during any quarterly repurchase offer.

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Notes to Financial Statements (Continued)
March 31, 2025

Distribution Policy Risk – The Fund’s distribution policy is to make quarterly distributions to shareholders. All or a portion of a distribution may consist solely of a return of capital (i.e. from your original investment) and not a return of net profit. Shareholders should not assume that the source of a distribution from the Fund is net profit. Shareholders should note that return of capital will reduce the tax basis of their shares and potentially increase the taxable gain, if any, upon disposition of their shares.

Tax Risks – The repurchase of shares by the Fund may be a taxable event to shareholders. The Fund’s distribution policy to make quarterly distributions to shareholders may consist of a return of capital. A return of capital distribution generally will not be taxable but will reduce the shareholder’s cost basis and result in a higher capital gain or lower capital loss when those shares on which the distribution was received are sold. Once a shareholder’s cost basis is reduced to zero, further distributions will be treated as capital gain, if the shareholder holds shares of the Fund as capital assets, which will reduce the tax basis of shareholders’ shares and potentially increase the taxable gain, if any, upon disposition of their shares.

Cybersecurity Risk – Cybersecurity refers to the combination of technologies, processes and procedures established to protect information technology systems and data from unauthorized access, attack or damage. The Fund and its affiliates and third-party service providers are subject to cybersecurity risks. Cybersecurity risks have significantly increased in recent years and the Fund could suffer related losses in the future. The Fund’s and its affiliates’ and third-party service providers’ computer systems, software, and networks may be vulnerable to unauthorized access, computer viruses or other malicious code, and other events that could have a security impact. If one or more of such events occur, this potentially could jeopardize confidential and other information, including nonpublic personal information and sensitive business data, processed and stored in, and transmitted through, computer systems and networks, or otherwise cause interruptions or malfunctions in the Fund’s operations or the operations of their respective affiliates and third-party service providers.

Underlying Funds Risk – The Underlying Funds in which the Fund may invest are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Underlying Funds and also may be higher than other funds that invest directly in securities. The Underlying Funds have limited liquidity given they operate as closed-end interval funds. The Underlying Funds are subject to specific risks, depending on the nature of the specific Underlying Fund.

Lack of Control Over Underlying Funds – Once the Adviser has selected an Underlying Fund, the Adviser will have no control over the investment decisions made by any such Underlying Fund. Although the Fund and the Adviser will regularly evaluate each Underlying Fund and its manager to determine whether their respective investment programs are consistent with the Fund’s investment objective, the Adviser will not have any control over the investments made by any Underlying Fund. Even though the Underlying Funds are subject to certain constraints, the managers may change aspects of their investment strategies. The managers may do so at any time. The Adviser may reallocate the Fund’s investments among the Underlying Funds, but the Adviser’s ability to do so may be constrained by the withdrawal limitations imposed by the Underlying Funds, which may prevent the Fund from reacting rapidly to market changes should an Underlying Fund fail to effect portfolio changes consistent

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Notes to Financial Statements (Continued)
March 31, 2025

with such market changes and the demands of the Adviser. Such withdrawal limitations may also restrict the Adviser’s ability to terminate investments in Underlying Funds that are poorly performing or have otherwise had adverse changes. The Adviser will be dependent on information provided by the Underlying Fund, including financial statements, which if inaccurate, could adversely affect the Adviser’s ability to manage the Fund’s investment portfolio in accordance with its investment objective. By investing in the Fund, a shareholder will not be deemed to be an investor in any Underlying Fund and will not have the ability to exercise any rights attributable to an investor in any such Underlying Fund related to their investment.

Use of Leverage by the Fund – Although the Fund and the Underlying Funds have the option to borrow, there are significant risks that may be assumed in connection with such borrowings. Investors in the Fund should consider the various risks of financial leverage, including, without limitation, the matters described below. There is no assurance that a leveraging strategy would be successful. Financial leverage involves risks and special considerations for shareholders including: (i) the likelihood of greater volatility of NAV of the shares than a comparable portfolio without leverage; (ii) the risk that fluctuations in interest rates on borrowings and short-term debt that the Fund must pay will reduce the return to the shareholders; (iii) the effect of financial leverage in a market experiencing rising interest rates, which would likely cause a greater decline in the NAV of the shares than if the Fund were not leveraged; and (iv) the potential for an increase in operating costs, which may reduce the Fund’s total return.

Investments in Equity Securities Generally – The Underlying Funds may hold investments in equity securities and equity security-related derivatives. Investments in equity securities of small or medium-sized market capitalization companies will have more limited marketability than the securities of larger companies. In addition, securities of smaller companies may have greater price volatility.

REIT Risk – Share prices of REITs may decline because of adverse developments affecting the real estate industry and real property values. In general, real estate values can be affected by a variety of factors, including supply and demand for properties, the economic health of the country or of different regions, and the strength of specific industries that rent properties. Qualification as a REIT under the Internal Revenue Code of 1986, as amended (the “Code”) in any particular year is a complex analysis that depends on a number of factors. There can be no assurance that an entity in which the Fund invests with the expectation that it will be taxed as a REIT will, in fact, qualify as a REIT. An entity that fails to qualify as a REIT would be subject to a corporate level tax, would not be entitled to a deduction for dividends paid to its shareholders and would not pass through to its shareholders the character of income earned by the entity. Dividends paid by REITs may not receive preferential tax treatment afforded other dividends.

Investments in Bank Loans and Participations – The special risks associated with investing in bank loans and participations include: (i) the possible invalidation of an investment transactions as fraudulent conveyance under relevant creditors’ rights laws; (ii) environmental liabilities that may arise with respect to collateral securing the obligations; (iii) adverse consequences resulting from participating in such instruments with other institutions with lower credit quality; (iv) limitations on the ability of the Underlying Fund to directly enforce any of its rights with respect to participations; and

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Notes to Financial Statements (Continued)
March 31, 2025

(v) generation of income that is subject to U.S. federal income taxation as income effectively connected with a U.S. trade or business.

Valuation of Private Investments – The underlying investments of some of the Underlying Funds are not publicly traded, and the Underlying Funds may consider information provided by the institutional asset manager of each respective private investment to determine the estimated value of the Underlying Fund’s investment therein. The valuation provided by an institutional asset manager as of a specific date may vary from the actual sale price that may be obtained if such investment were sold to a third party. To determine the estimated value of the Underlying Fund’s investment in private investments, the Underlying Fund considers, among other things, information provided by the private investments, including quarterly unaudited financial statements, which if inaccurate could adversely affect the Underlying Fund’s ability to value accurately the Underlying Fund’s shares. Private investments that invest primarily in publicly traded securities are more easily valued.

High Yield and Unrated Securities Risk – The Underlying Funds may invest in securities rated less than investment grade that are sometimes referred to as high yield or “junk.” These securities are speculative investments that carry greater risks and are more susceptible to real or perceived adverse economic and competitive industry conditions than higher quality securities. High yield securities present greater risk than securities of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these securities. The risks associated with unrated securities can be similar to the risks of below investment grade securities. In addition, the determination of credit quality for an unrated security is based largely on the credit analysis performed by the Adviser, and not on rating agency evaluation. This analysis may be difficult to perform because information about these securities may not be in the public domain, and the issuers may not subject to reporting requirements under federal securities laws.

Fixed Income Risk – Typically, a rise in interest rates causes a decline in the value of fixed income securities. Fixed income securities are also subject to default risk. After a period of historically low interest rates, the Federal Reserve has raised, and has indicated its intent to continue raising, certain benchmark interest rates.

Interest Rate Risk – The fixed-income instruments in which the Fund or Underlying Funds may invest are subject to the risk that market values of such securities will decline as interest rates increase. These changes in interest rates have a more pronounced effect on securities with longer durations. Typically, the impact of changes in interest rates on the market value of an instrument will be more pronounced for fixed-rate instruments, such as most corporate bonds, than it will for floating rate instruments. Fluctuations in the value of portfolio securities will not affect interest income on existing portfolio securities but will be reflected in the Fund’s NAV. After a period of historically low interest rates, the Federal Reserve has raised, and has indicated its intent to continue raising, certain benchmark interest rates. It cannot be predicted with certainty when, or how, these policies will change, but actions by the Federal Reserve and other central bankers may have a significant effect on interest rates and on the U.S. and world economies generally. Market volatility, rising interest rates, uncertainty around interest rates and/or unfavorable economic conditions could adversely affect our business.

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Notes to Financial Statements (Continued)
March 31, 2025

Inflation/Deflation Risk – Inflation risk is the risk that the value of certain assets or income from the Fund’s investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund and its distributions can decline.

In addition, during any periods of rising inflation, the dividend rates or borrowing costs associated with the Fund’s use of leverage would likely increase, which would tend to further reduce returns to shareholders. Deflation risk is the risk that prices throughout the economy decline over time—the opposite of inflation. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer defaults more likely, which may result in a decline in the value of the Fund’s portfolio.

Due to global supply chain disruptions, a rise in energy prices, strong consumer demand as economies continue to reopen and other factors, inflation has accelerated in the U.S. and globally. Recent inflationary pressures have increased the costs of labor, energy and raw materials and have adversely affected consumer spending, economic growth and portfolio companies’ operations. If such portfolio companies are unable to pass any increases in their costs of operations along to their customers, it could adversely affect their operating results and impact their ability to pay interest and principal on their loans, particularly if interest rates rise in response to inflation. In addition, any projected future decreases in a portfolio companies’ operating results due to inflation could adversely impact the fair value of those investments. Any decreases in the fair value of our investments could result in future realized or unrealized losses and therefore reduce our net assets resulting from operations.

Additionally, the Federal Reserve has raised, and has indicated its intent to continue raising, certain benchmark interest rates in an effort to combat inflation. As such, inflation may continue in the near to medium-term, particularly in the U.S., with the possibility that monetary policy may tighten in response.

Collateralized Loan Obligations (“CLOs”) and Collateralized Debt Obligations (“CDOs”) – As part of its investments in private credit, the Fund may invest in CLOs and CDOs. CLOs and CDOs are created by the grouping of certain private loans and other lender assets/collateral into pools.

Investors in CLOs and CDOs bear the credit risk of the assets/collateral. Tranches are categorized as senior, mezzanine, and subordinated/equity, according to their degree of credit risk. If there are defaults or the CDO’s collateral otherwise underperforms, scheduled payments to senior tranches take precedence over those of mezzanine tranches, and scheduled payments to mezzanine tranches take precedence over those to subordinated/equity tranches. Senior and mezzanine tranches are typically rated, with the former receiving S&P Global Ratings (“S&P”) ratings of A to AAA and the latter receiving ratings of B to BBB. The ratings reflect both the credit quality of underlying collateral as well as how much protection a given tranche is afforded by tranches that are subordinate to it.

Because the loans held in the pool often may be prepaid without penalty or premium, CLOs and CDOs can be subject to higher prepayment risks than most other types of debt instruments. Prepayments may result in a capital loss to the Fund to the extent that the prepaid securities purchased at a market discount from their stated principal amount will accelerate the recognition of interest income by the Fund, which would be taxed as ordinary income when distributed to the Shareholders. The credit characteristics of CLOs and CDOs also differ in a number of respects from those of traditional debt securities. The credit quality of most CLOs and CDOs depends primarily

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Notes to Financial Statements (Continued)
March 31, 2025

upon the credit quality of the assets/collateral underlying such securities, how well the entity issuing the securities is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement to such securities.

CLOs and CDOs are typically privately offered and sold, and thus, are not registered under the securities laws, which means less information about the security may be available as compared to publicly offered securities and only certain institutions may buy and sell them. As a result, investments in CLOs and CDOs may be characterized by the Fund as illiquid securities. An active dealer market may exist for CLOs and CDOs that can be resold in Rule 144A transactions, but there can be no assurance that such a market will exist or will be active enough for the Fund to sell such securities. The Fund’s investments in (i) CLOs, (ii) CDOs, and (iii) warehouses, which are financing structures created prior to and in anticipation of CLO or CDO closings and issuing securities and are intended to aggregate direct loans, corporate loans and/or other debt obligations that may be used to form the basis of CLO or CDO vehicles (“Warehouses”), in each case structured as 3(c)(1) or 3(c)(7) funds, are not included for purposes of the Fund’s 15% limitation on Private Funds.

In addition to the typical risks associated with fixed-income securities and asset-backed securities, CLOs and CDOs carry other risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the risk that the collateral may default, decline in value or quality, or be downgraded by a rating agency; (iii) the Fund may invest in tranches of CLOs and CDOs that are subordinate to other tranches, diminishing the likelihood of payment; (iv) the structure and complexity of the transaction and the legal documents could lead to disputes with the issuer or unexpected investment results; (v) risk of forced “fire sale” liquidation due to technical defaults such as coverage test failures; and (vi) the manager of the CLO or CDO may perform poorly.

Foreign Securities and Emerging Markets Risk – The Underlying Funds may have investments in foreign securities. Foreign securities have investment risks different from those associated with domestic securities. Changes in foreign economies and political climates are more likely to affect the Underlying Funds with investments in foreign securities than another fund that invests exclusively in domestic securities. The value of foreign currency denominated securities or foreign currency contracts is affected by the value of the local currency relative to the U.S. dollar. There may be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information about issuers of foreign securities.

The Underlying Funds may also invest in emerging markets, which are markets of countries in the initial stages of industrialization and have low per capita income. In addition to the risks of foreign securities in general, countries in emerging markets are more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues which could reduce liquidity.

Foreign Currency Risk – Changes in foreign currency exchange rates may affect the value of instruments held by the Underlying Funds and the unrealized appreciation or depreciation of investments. Currencies of certain countries may be volatile and, therefore, may affect the value of instruments denominated in such currencies, which means that the Underlying Fund’s NAV could

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Notes to Financial Statements (Continued)
March 31, 2025

decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. The Underlying Funds may, but are not required to, elect for the Underlying Fund to seek to protect itself from changes in currency exchange rates through hedging transactions depending on market conditions. The Underlying Funds may incur costs in connection with the conversions between various currencies. In addition, certain countries may impose foreign currency exchange controls or other restrictions on the repatriation, transferability or convertibility of currency.

Derivatives Risk – The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks, such as liquidity risk (which may be heightened for highly-customized derivatives), interest rate risk, market risk, credit risk, leveraging risk, counterparty risk, tax risk, and management risk, as well as risks arising from changes in applicable requirements. They also involve the risk of mispricing, the risk of unfavorable or ambiguous documentation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund’s use of derivatives may increase or accelerate the amount of taxes payable by common shareholders.

●	Options Risk. There are risks associated with the sale and purchase of call and put options. As a seller (writer) of a put option, the Underlying Funds will tend to lose money if the value of the reference index or security falls below the strike price. As the seller (writer) of a call option, the Underlying Funds will tend to lose money if the value of the reference index or security rises above the strike price. As the buyer of a put or call option, the Underlying Funds risk losing the entire premium invested in the option if the Underlying Fund does not exercise the option.

●	Swaps Risk. Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Underlying Fund’s losses.

●	Futures Risk. The Underlying Funds’ use of futures involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) leverage risk (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the futures contract may not correlate perfectly with the underlying index. Investments in futures involve leverage, which means a small percentage of assets invested in futures can have a disproportionately large impact on the Underlying Funds. This risk could cause the Underlying Funds to lose more than the principal amount invested. Futures contracts may become mispriced or improperly valued when compared to the adviser’s expectation and may not produce the desired investment results. Additionally, changes in the value of futures contracts may not track or correlate perfectly with the underlying index because of temporary, or even long-term, supply and demand imbalances and because futures do not pay dividends unlike the stocks upon which they are based.

Leveraging Risk – The use of leverage, such as borrowing money to purchase securities, will cause the Fund to incur additional expenses and magnify the Fund’s gains or losses.

Credit Risk – Issuers of debt securities may not make scheduled interest and principal payments, resulting in losses to the Fund. In addition, the credit quality of securities held may be lowered if an issuer’s financial condition changes.

Beacon Pointe Multi-Alternative Fund
Notes to Financial Statements (Continued)
March 31, 2025

Possible Competition Between Underlying Funds and Between the Fund and the Underlying Funds – The Underlying Funds trade independently of each other and may pursue investment strategies that “compete” with each other for execution or that cause the Fund to participate in positions that offset each other (in which case the Fund would bear its pro rata share of commissions and fees without the potential for a profit). Also, the Fund’s investments in any particular Underlying Fund could increase the level of competition for the same trades that other Underlying Funds might otherwise make, including the priorities of order entry. This could make it difficult or impossible to take or liquidate a position in a particular security at a price consistent with the Adviser’s strategy.

Allocation of Investment Opportunities Risk – The Adviser, directly or through their affiliates, may manage or advise multiple investment vehicles or accounts that have investment objectives that are similar to the Fund and that may seek to make investments or sell investments in the same securities or other instruments, sectors or strategies as the Fund. This may create potential conflicts, particularly in circumstances where the availability of such investment opportunities is limited or where the liquidity of such investment opportunities is limited. The results of the Fund’s investment activities may differ significantly from the results achieved by such other managed investment vehicles or accounts. It is possible that one or more of such vehicles or accounts will achieve investment results that are substantially more or less favorable than the results achieved by the Fund.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Beacon Pointe Advisors, LLC (the ’‘Adviser’’) serves as the Fund’s investment adviser. Pursuant to an investment advisory agreement with the Trust, on behalf of the Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.95% of the Fund’s average daily net assets. For the period ended March 31, 2025, the Adviser earned $1,795,358 in advisory fees.

The Adviser and the Fund have entered into an expense limitation and reimbursement agreement (the “Expense Limitation Agreement”) under which the Adviser has agreed contractually to waive its fees and to pay or absorb the ordinary operating expenses of the Fund (including all organizational and offering expenses, but excluding interest, brokerage commissions, acquired fund fees and expenses and extraordinary expenses), to the extent that they exceed 1.80% per annum of the Fund’s average daily net assets attributable to Class I shares (the “Expense Limitation”). In consideration of the Adviser’s agreement to limit the Fund’s expenses, the Fund has agreed to repay the Adviser in the amount of any fees waived and Fund expenses paid or absorbed, subject to the limitations that: (1) the reimbursement will be made only for fees and expenses incurred not more than three years from the date in which they were incurred; and (2) the reimbursement may not be made if it would cause the lesser of the Expense Limitation in place at the time of waiver or at the time of reimbursement to be exceeded. For the period ended March 31, 2025, the Adviser waived fees and reimbursed expenses in the amount of $0 pursuant to the Expense Limitation Agreement.

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Notes to Financial Statements (Continued)
March 31, 2025

The Expense Limitation Agreement will remain in effect, at least until May 31, 2026, unless and until the Board approves its modification or termination. This agreement may be terminated only by the Board on 60 days written notice to the Adviser. After May 31, 2026, the Expense Limitation Agreement may be renewed at the Adviser’s discretion.

The distributor of the Fund is Ultimus Fund Distributors, LLC (the “Distributor”). The Board has adopted, on behalf of the Fund, a Shareholder Services Plan under which the Fund may compensate financial industry professionals for providing ongoing services in respect of clients with whom they have distributed shares of the Fund. Under the Shareholder Services Plan, the Fund may pay 0.25% per year of its average daily net assets of each of Class I shares for such services. For the period ended March 31, 2025, the Fund incurred shareholder servicing fees of $472,462 for Class I.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Ultimus Fund Solutions, LLC (“UFS”)

UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to a separate servicing agreement with UFS, the Fund pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”)

Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

5.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The Fund has selected a tax year end of September 30. The Fund intends to elect to be treated as a registered investment company (“RIC”) for U.S. federal income tax purposes and expects each year to continue to qualify as a RIC for U.S. federal income tax purposes. As such, the Fund generally will not be subject to U.S. federal corporate income tax, provided that it distributes all of its net taxable income and gains each year.

To avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

Beacon Pointe Multi-Alternative Fund
Notes to Financial Statements (Continued)
March 31, 2025

As of March 31, 2025, the Fund continues to qualify as a regulated investment company.

The Fund’s tax year end is March 31, 2025, as such, the information in this section is as of the Fund’s tax year end.

As of September 30, 2024, the Fund has not made a distribution to shareholders. During the period from October 1, 2024 to March 31, 2025, the Fund distributed $9,037,179 to shareholders.

As of the Fund’s tax period-ended September 30, 2024, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Distributable Earnings/
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	(Accumulated Deficit)
$420,457	$329	$—	$—	$(58,555)	$2,621,789	$2,984,020

The difference between book basis and tax basis undistributed net investment income and unrealized appreciation(depreciation) from investments is primarily attributable to the tax treatment of offering and organizational costs and the tax deferral of wash sales.

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of non-deductible expenses, resulted in reclassifications for the Fund for the tax period ended September 30, 2024 as follows:

Paid
In	Distributable
Capital	Earnings
$(37,771)	$37,771

These reclassifications had no effects on net assets.

The following information is computed on a tax basis for each item as of March 31, 2025:

The tax cost and unrealized appreciation (depreciation) for the tax period-ended September 30, 2024, adjusted for March 31, 2025 activity, were as follows:

	Gross Unrealized	Gross Unrealized	Net Unrealized
Tax Cost	Appreciation	Depreciation	Appreciation
$533,679,151	$7,385,284	$(3,553,452)	$3,831,832

6.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of March 31, 2025, Charles Schwab & Co. held 59.05% and National Financial Services held 36.94% of the voting securities and may be deemed to control the Fund.

Beacon Pointe Multi-Alternative Fund
Notes to Financial Statements (Continued)
March 31, 2025

7.	RESTRICTED SECURITIES

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with the Fund’s investment objectives and investment strategies. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees.

				% of Net
Investments	Acquisition Date	Cost	Fair Value	Assets
AMG Pantheon Fund, LLC, Class 3	7/25/2024 - 2/28/2025	$49,500,000	$48,579,958	9.0%
Ares Capital Management LLC	1/13/2025 - 1/24/2025	6,926,201	6,812,950	1.2%
Partners Group Private Equity	7/25/2024 - 1/28/2025	14,700,000	14,910,134	2.8%
Pathway Select Fund LP, Series A	10/17/2024 - 12/27/2024	24,099,051	25,845,876	4.8%
Pathway Select Fund LP Series 2025	3/26/2025	7,730,195	7,692,809	1.4%
Apollo Infrastructure Co.	7/25/2024 - 1/2/2025	14,700,000	14,968,711	2.8%
		$117,655,447	$118,810,438	22.0%

8.	REPURCHASE OFFERS

Pursuant to Rule 23c-3 under the 1940 Act, as amended, the Fund offers shareholders on a quarterly basis the option of redeeming shares, at NAV, of no less than 5% and no more than 25% of the shares outstanding. There is no guarantee that shareholders will be able to sell all of the shares they desire in a quarterly repurchase offer, although each shareholder will have the right to require the Fund to purchase up to and including 5% of such shareholder’s shares in each quarterly repurchase. Limited liquidity will be provided to shareholders only through the Fund’s quarterly repurchases. During the year ended March 31, 2025, the Fund completed one quarterly repurchase offer. In the offer, the Fund offered to repurchase up to 5% of the number of its outstanding Shares as of the Repurchase Pricing Date. The results of the repurchase offer are as follows:

Repurchase Offer #1
Commencement Date	December 16, 2024
Repurchase Request Deadline	January 27, 2025
Repurchase Pricing Date	January 27, 2025
Net Asset Value as of Repurchase
Offer Date	$10.35
Pricing Date	January 27, 2025
Number of Shares Repurchased	987,537.608
Amount Repurchased	$10,221,014
Percentage of Outstanding Shares Repurchased	2.77%

9.	SUBSEQUENT EVENTS

Subsequent events occurring after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. The Trust’s officers have determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Beacon Pointe Multi-Alternative Fund
EXPENSE EXAMPLE (Unaudited)
March 31, 2025

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs for purchasing and selling shares, including brokerage commissions on purchases and sales of Fund shares (which are not reflected in the example below); and (2) ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2024 to March 31, 2025 (the ’‘period’’).

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $ 1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ’‘Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions on purchases or sales of Fund shares. Therefore, the second table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio During
	Account Value	Account Value	During Period	the Period
Actual	10/1/24	3/31/25	10/1/24–3/31/25*	10/1/24– 3/31/25
	$1,000.00	$1,032.90	$7.57	1.49%

	Beginning	Ending	Expenses Paid	Expense Ratio During
Hypothetical	Account Value	Account Value	During Period	the Period
(5% return before expenses)	10/1/24	3/31/25	10/1/24 – 3/31/25*	10/1/24 – 3/31/25
	$1,000.00	$1,017.49	$7.51	1.49%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number in the fiscal year (365).

taitweller.com

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of
Beacon Pointe Multi-Alternative Fund
Newport Beach, California

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Beacon Pointe Multi-Alternative Fund (the “Fund”), including the schedule of investments, as of March 31, 2025, the related statement of operations, the statements of changes in net assets, and the financial highlights for the period July 5, 2024 (commencement of operations) through March 31, 2025, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2025, the results of its operations, the changes in its net assets, and the financial highlights for the period July 5, 2024 (commencement of operations) through March 31, 2025, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the Fund’s auditor since 2024.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2025 by correspondence with the custodian and issuers of the private investments. We believe that our audit provides a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
May 30, 2025

Beacon Pointe Multi-Alternative Fund
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
March 31, 2025

Trustee and Officer Tables:

A list of the Trustees and executive officers of the Trust and their principal occupation and other directorships over the last five years are shown below. Unless otherwise noted, the address of each Trustee and Officer is 24 Corporate Plaza Drive, Suite 150, Newport Beach CA 92660.

Name and Year of Birth	Position held with Funds or Trust	Length of Time Served *	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Mary Moran Zeven 1961	Independent Trustee, Chairwoman	Since March 2024	Director, Graduate Program in Banking and Financial Law, Boston University School of Law (2019-present); Senior Vice President and Senior Managing Counsel, State Street Bank and Trust Company (a custodial bank, fund administrator and accounting agent) (2000-2019)	1	Trustee, M Funds Inc. (2019- present); Trustee, Wisdom Tree Digital Trust (2022- present)
Carrie Schoffman 1973	Independent Trustee	Since March 2024	Founder, CPA Concierge Services (2017 – present)	1	None
Clifford Schireson 1953	Independent Trustee	Since March 2024	Retired (2021-present); Founder Schireson Consulting, LLC (2017 2021); Director of Institutional Services, Brandes Investment Partners, LP (an investment advisory firm) (2004-2017)	1	Trustee, Ultimus Managers Trust (2019-present)

Beacon Pointe Multi-Alternative Fund
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
March 31, 2025

Name and Year of Birth	Position held with Funds or Trust	Length of Time Served *	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Other Officers
MichaelDow 1963	President and Principal Executive Officer	Since March 2024	Chief Investment Officer, Adviser (2018 – present)	n/a	n/a
Jessica Chase 1970	Treasurer, Principal Financial Officer, and Treasurer	Since March 2024	SVP, Mutual Fund Business Development and Administration, Apex Group (formerly Atlantic Fund Services) (2008-2021); Interested Trustee Forum Funds (2018-2022); Interested Trustee Forum Funds II and U.S. Global Investors Funds (2019-2022); Director, Mutual Fund Operations, Apex Group (2022-2023); SVP Relationship Management, Ultimus Fund Solutions (2023-present)	n/a	n/a
Kent Barnes 1968	Secretary	Since March 2024	Chief Compliance Officer, Rafferty Asset Management, LLC (2016 - 2018); Vice President, U.S. Bancorp Fund Services, LLC (2018 - 2023); Vice President and Senior Management Counsel, Ultimus Fund Solutions, LLC, (2023 - present)	n/a	n/a
Jack Pfirrman 1993	Assistant Secretary	Since March 2024	Associate Counsel, Orphanides and Toner, LLP (2021-2022); Associate Legal Counsel, Ultimus fund Solutions, LLC (2022-Present)	n/a	n/a
Chad Bitterman 1972	Chief Compliance Officer	Since March 2024	Compliance Officer, Northern Lights Compliance Services, LLC (2010-present).	n/a	n/a

*	The term of office for each Trustee and officer listed above will continue indefinitely.

PRIVACY NOTICE
FACTS	WHAT DOES THE FUND DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	■	Social Security number	■	Purchase History
	■	Assets	■	Account Balances
	■	Retirement Assets	■	Account Transactions
	■	Transaction History	■	Wire Transfer Instructions
	■	Checking Account Information
When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons chosen to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For non-affiliates to market to you	No	We don’t share
Questions?	Call 1- (631) 490-4300

Proxy Voting Policy

Information regarding how the Fund votes proxies relating to portfolio securities for the period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 833-822-4060 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

BEACON-AR25

(a)	Not applicable.

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(c)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that Mary Moran Zeven is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mrs. Zeven is independent for purposes of this Item.

(a)(2) Not applicable.

(a)(3) Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2025 - $25,000

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)	Tax Fees - The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

2025 - $5,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended March 31, 2025 and 2024 respectively.

(e)(1)

The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman (subject to ratification by the Audit Committee) approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant to render such audit or non-audit service.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable. The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g)

All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal years ended March 31, 2025, and 2024, respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments.

(a)        The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The Registrant’s proxy voting policy and procedures are filed under Item 13(a)(4) hereto. The Registrant delegates proxy voting decisions to its investment adviser. The proxy voting policy and procedures of the Registrant’s investment adviser, Beacon Pointe Advisors, LLC (“Adviser”), are filed under Item 13(a)(5).

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

All information included in this Item is as of March 31, 2025, unless otherwise noted.

(a)(1)	Portfolio Managers.

The personnel of the Adviser who currently have primary responsibility for management of the Fund (the “Portfolio Managers”) are:

Michael Dow

Michael Dow has been the Chief Investment Officer of Beacon Pointe Advisors, LLC since 2018, and the Chairman of the Beacon Pointe Investment Committee since 2018. Prior to joining Beacon Pointe, Mr. Dow served as Managing Director and Head of US Core Plus Bonds, Head of Sovereign Credit Research, and Head of Emerging Market Corporate Debt at UBS Global Asset Management, where he was responsible for portfolio management, research, trading and strategy across the UBS global platform for these products. Prior to joining UBS, Mr. Dow was enrolled at the University of Chicago and studied in several post-graduate programs including Economics and in the School of Public Policy and had begun the core coursework in the PhD Finance program at the Chicago Booth School before returning to the capital markets in early 2008. He remains affiliated with the University of Chicago and has taught the undergraduate Intermediate Accounting course at Lake Forest College as an adjunct professor, and as a guest lecturer taught the fixed income and interest rate course sections of undergraduate finance and graduate quantitative finance programs at the University of Illinois, Northwestern University and Notre Dame University. Prior to academia Mr. Dow was an Investment Grade Corporate Bond Portfolio Manager at PIMCO and was the PIMCO Funds National Sales Manager, as well as a senior member of the Consultant Relations Group. He started his career at Salomon Brothers as a fixed income salesman in the Private Investment Department. He received a BS in Accountancy from the University of Illinois Urbana-Champaign and his MBA in Finance from the University of Chicago. Mr. Dow is a Chartered Alternative Investment Analyst, Chartered Financial Analyst, received his certificate to practice as a CPA (inactive) and is a member of the CFA and CAIA Societies of Chicago.

Julien Frazzo has been the Deputy Chief Investment Officer of Beacon Pointe Advisors, LLC since 2024 and a member of the Investment Committee at Beacon Pointe Advisors, LLC since 2021. Mr. Frazzo previously served as the Director of Risk Management and Securities Research from 2021 to 2024. Prior to joining Beacon Pointe in 2021, Mr. Frazzo served as Director of Equity Research at The Bahnsen Group from 2019 to 2021. From 2016 to 2019, Mr. Frazzo was self-employed as the Managing Member of Bastille Capital LLC. Julien is a seasoned investment professional with twenty-two years of experience, including fourteen years as a risk taker in alternative asset management, five years in investment banking, and three years in private wealth management. He began his career in the financial industry as an M&A banker and equity research analyst as part of Lehman Brothers analyst and associate programs. Mr. Frazzo transitioned to the buy-side of the industry in 2004 by joining Citadel as a Senior Analyst before being promoted to Managing Director of Citadel’s Principal Strategy. Mr. Frazzo subsequently served as a Portfolio Manager at several multi-billion-dollar boutique hedge funds before transitioning to private wealth management in 2019. Mr. Frazzo earned a master’s degree in Accounting and Finance and a postgraduate degree in Corporate Finance, Financial Engineering, and Securities Law from the University of Paris Dauphine in Paris, France

Derek Newcomer is the Director of Alternatives Investment Manager Research and started his tenure with Beacon Pointe Advisors, LLC in 2010. Mr. Newcomer has also been on the Advisor’s Investment Committee since 2010. Mr. Newcomer leads the efforts in the area of investment manager research and due-diligence within the focus of alternative investments, and has been a member of Beacon Pointe’s Investment Committee since 2010. Prior to joining Beacon Pointe in 2010, Mr. Newcomer held the role of Vice President at CRESO Capital Partners, Newport Beach, California, an investment banking firm focused on mezzanine investments, capital raising for preferred and common equity, and merger & acquisitions for privately held companies with revenues of $10MM to $250MM. His primary duties included client development as well preliminary financial and market due diligence of investment opportunities. Mr. Newcomer previously served as the Chair of the Investment Committee at the Goodwill of Orange County. He is a graduate of University of California at Santa Cruz with a major in Economics/Business Management. He is a CFA charterholder and holds the designation of Chartered Alternative Investment Analyst (CAIA).

(a)(2) Other Accounts Managed by Portfolio Managers and Potential Conflicts of Interest.

Other Accounts Managed by the Portfolio Manager

As of March 31, 2025, Mr. Dow, Mr. Frazzo, and Mr. Newcomer were responsible for the management of the following types of accounts in addition to the Fund:

Other Accounts By Type	Total Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	7	$130,000,000	0	$0
Other Accounts	14	$740,000,000	0	$0

Conflicts of Interest

The Portfolio Managers may manage assets for other clients (“Client Accounts”) or may be affiliated with such Client Accounts, there may be an incentive to favor one Client Account over another, resulting in conflicts of interest. For example, affiliates of the Adviser may, directly or indirectly, receive fees from Client Accounts that are higher than the fee the Adviser receives from the Adviser. In those instances, a portfolio manager may have an incentive to favor the Client Accounts over the Fund. Notwithstanding the difference in principal investment strategies between the Fund and the Client Accounts, the Adviser has various policies and procedures that it believes are reasonably designed to address these and other conflicts of interest.

(a)(3) Portfolio Manager Compensation.

Mr. Dow, Mr. Frazzo, and Mr. Newcomer each receive a fixed salary and retirement plan benefits. Mr. Dow, Mr. Frazzo, and Mr. Newcomer are also entitled to receive a discretionary bonus, based upon, among other things, the performance of the Adviser.

(a)(4) Portfolio Manager Ownership of Equity Securities.

Each Portfolio Manager’s ownership of the Fund was as follows:

Portfolio Manager	Dollar Range of Shares Owned
Michael Dow	$100,000-$150,000
Julien Frazzo	None
Derek Newcomer	None

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Beacon Pointe Multi-Alternative Fund

By /s/ Michael Dow
Michael Dow
Principal Executive Officer/President
Date: 6/2/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Michael Dow
Michael Dow
Principal Executive Officer/President
Date: 6/2/2025

By /s/ Jessica Chase
Jessica Chase
Principal Financial Officer/Treasurer
Date: 6/2/2025